Divestitures Disposal Groups, Including Discontinued Operations, Disclosure (Tables)	12 Months Ended
Sep. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Consolidated Balance Sheets at September 30, 2017 and 2016:

	September 30, 2017	September 30, 2016
Assets
Investments, including loans and receivables from affiliates	$23,211.1	$21,160.6
Funds withheld receivables	742.7	671.6
Cash and cash equivalents	914.5	896.0
Accrued investment income	231.3	213.7
Reinsurance recoverable	2,358.8	2,344.4
Deferred acquisition costs and value of business acquired, net	1,163.6	1,065.5
Other assets	125.4	295.3
Write-down of assets of businesses held for sale to fair value less cost to sell	(421.2)	(362.8)
Total assets of businesses held for sale	$28,326.2	$26,284.3
Liabilities
Insurance reserves	$24,989.6	$23,404.6
Debt	405.0	398.8
Accounts payable and other current liabilities	56.2	63.1
Deferred tax liabilities	68.0	9.9
Other liabilities	831.9	677.4
Total liabilities of businesses held for sale	$26,350.7	$24,553.8

	Fiscal
	2016	2015
Revenues:
Oil and natural gas revenues	$40.2	$107.4

Operating costs and expenses:
Oil and natural gas direct operating costs	38.2	85.9
Selling, acquisition, operating and general expenses	22.8	62.0
Impairments and bad debt expense	93.2	485.1
Total operating costs and expenses	154.2	633.0
Operating loss	(114.0)	(525.6)
Interest expense	(5.9)	(9.9)
Gain upon gaining control of equity method investment	—	141.2
Gain on sale of oil and gas properties	105.6	—
Other income, net	1.5	25.7
Gain on disposal	53.6	—
Net income (loss)	40.8	(368.6)
Less: net income (loss) attributable to noncontrolling interest	0.1	(1.1)
Net income (loss) attributable to common and participating preferred stockholders	$40.7	$(367.5)
The following table summarizes the components of “Income (loss) from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Income (loss) from discontinued operations, net of tax attributable to Insurance Operations	$170.3	$(218.9)	$75.9
Income from discontinued operations, net of tax attributable to GBA business	172.1	76.6	98.6
Income (loss) from discontinued operations, net of tax attributable to Compass Production Partners, LP (“Compass”)	—	40.8	(368.6)
Income (loss) from discontinued operations, net of tax	$342.4	$(101.5)	$(194.1)

	Fiscal
	2017	2016	2015
Revenues:
Insurance premiums	$43.9	$72.5	$59.9
Net investment income	1,050.7	985.9	923.0
Net investment gains (losses)	377.4	131.6	(128.8)
Insurance and investment product fees and other	169.5	130.5	93.1
Total revenues	1,641.5	1,320.5	947.2
Operating costs and expenses:
Benefits and other changes in policy reserves	925.9	893.9	649.0
Selling, acquisition, operating and general expenses	148.2	127.9	124.9
Amortization of intangibles	197.5	78.6	41.8
Total operating costs and expenses	1,271.6	1,100.4	815.7
Operating income	369.9	220.1	131.5
Interest expense	(24.4)	(22.0)	(23.6)
Write-down of assets of businesses held for sale to fair value less cost to sell	(58.4)	(362.8)	—
Net income (loss) before income taxes	287.1	(164.7)	107.9
Income tax expense (a)	116.8	54.2	32.0
Net income (loss)	170.3	(218.9)	75.9
Less: net income attributable to noncontrolling interest	43.7	19.0	23.1
Net income (loss) - attributable to controlling interest	$126.6	$(237.9)	$52.8
(a) Included in the income tax expense for Fiscal 2016 was a